May 01, 2016

RUSSELL INVESTMENT FUNDS

Supplement dated November 15, 2016 to

PROSPECTUS DATED May 1, 2016, as supplemented

June 15, 2016 and August 1, 2016

ASSET CLASS CATEGORIES: All references in the Prospectus listed above to the “fixed income” asset class are changed to the “fixed/other income” asset class.

RISK/RETURN SUMMARY: The following risk factor is added to the description of the principal risks associated with each Fund’s investment in Underlying Funds in the sub-section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary section for each Fund in the Prospectus listed above:

Non-Discretionary Implementation Risk. With respect to the portion of an Underlying Fund that is managed pursuant to model portfolios provided by non-discretionary money managers, it is expected that trades will be effected on a periodic basis and therefore less frequently than would typically be the case if discretionary money managers were employed. Given that values of investments change with market conditions, this could cause an Underlying Fund’s return to be lower than if the Underlying Fund employed discretionary money managers with respect to that portion of its portfolio.

INVESTMENT OBJECTIVE AND INVESTMENT STRATEGIES OF THE FUNDS: The following replaces the first paragraph in the sub-section entitled “Principal Investment Strategies” in the “Investment Objective and Investment Strategies of the Funds” section in the Prospectus listed above:

Each of the RIF LifePoints Funds is a “fund of funds,” and diversifies its assets by investing principally in Shares of several other RIF Funds and in certain RIC Funds (the “Underlying Funds”). Each Fund seeks to achieve its specific investment objective by investing in different combinations of the Underlying Funds. The following table shows each Fund’s approximate expected target strategic asset allocation effective September 22, 2016 to equity, fixed/other income and alternative asset classes. The equity Underlying Funds in which the Funds may invest include the RIF Multi-Style Equity, RIC Russell U.S. Defensive Equity, RIC Russell U.S. Dynamic Equity, RIF Aggressive Equity, RIF Non-U.S., RIC Russell Global Equity and RIC Russell Emerging Markets Funds. The fixed/other income Underlying Funds in which the Funds may invest include the RIC Russell Global Opportunistic Credit, RIF Core Bond, RIC Russell Investment Grade Bond, RIC Russell Short Duration Bond, RIC Unconstrained Total Return and RIC Russell Multi-Strategy Income Funds. The alternative Underlying Funds in which the Funds may invest include the RIC Russell Commodity Strategies, RIC Russell Global Infrastructure and RIF Global Real Estate Securities Funds. Each Fund intends its strategy of investing in combinations of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments.